Pension and Other Postretirement Benefits (Details)	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Weighted - average asset allocations for the defined benefit pension plans
Equity securities	64.00%	70.00%
Fixed income securities and cash	36.00%	30.00%
Insurance contracts and other investments	0.00%
Total	100.00%	100.00%
Int'l [Member]
Weighted - average asset allocations for the defined benefit pension plans
Equity securities	35.00%	47.00%
Fixed income securities and cash	52.00%	43.00%
Insurance contracts and other investments	13.00%	10.00%
Total	100.00%	100.00%